Nuveen Funds	Supplement

Nuveen U.S. Equity Funds

Nuveen Large Cap Responsible Equity Fund
Nuveen Social Choice Low Carbon Equity Fund

SUPPLEMENT NO. 2

dated June 18, 2024, to the Statutory Prospectus dated March 1, 2024, as supplemented through May 6, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Nuveen Large Cap Responsible Equity Fund and Nuveen Social Choice Low Carbon Equity Fund (the “Funds”). Therefore, all references to Mr. Liao are hereby removed from these Funds’ portfolio management team disclosure in the Statutory Prospectus.

Effective June 18, 2024, Nazar Romanyak has been added to the portfolio management team of the Funds listed above. Consequently, the following is hereby added to the sub-sections entitled “Portfolio Managers” in the sections entitled “Portfolio management” on pages 80 and 89 of the Statutory Prospectus:

Name:	Nazar Romanyak, CFA
Title:	Senior Director
Experience on Fund:	since 2024

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entries for each Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on pages 116 and 117 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
Nazar Romanyak, CFA
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates—2013 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index and ESG portfolios)	2013	2002	2024
*	Including tenure at affiliate or predecessor firms, as applicable.

A41708 (6/24)

Nuveen Funds	Supplement

Nuveen Equity Index Funds

Nuveen Equity Index Fund

Nuveen Large Cap Growth Index Fund

Nuveen Large Cap Value Index Fund

Nuveen S&P 500 Index Fund

Nuveen Small Cap Blend Index Fund

Nuveen Emerging Markets Equity Index Fund

Nuveen International Equity Index Fund

SUPPLEMENT NO. 2
dated June 18, 2024, to the Statutory Prospectus dated March 1, 2024, as supplemented through May 6, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Nuveen Equity Index Fund, Nuveen Large Cap Growth Index Fund, Nuveen Large Cap Value Index Fund, Nuveen S&P 500 Index Fund, Nuveen Small Cap Blend Index Fund, Nuveen Emerging Markets Equity Index Fund and Nuveen International Equity Index Fund (the “Funds”). Therefore, all references to Mr. Liao are hereby removed from these Funds’ portfolio management team disclosure in the Statutory Prospectus.

Effective June 18, 2024, Nazar Romanyak has been added to the portfolio management team of the Funds listed above. Consequently, the following is hereby added to the sub-sections entitled “Portfolio Managers” in the sections entitled “Portfolio management” on pages 12, 20, 28, 35, 44, 54 and 62 of the Statutory Prospectus:

Name:	Nazar Romanyak, CFA
Title:	Senior Director
Experience on Fund:	since 2024

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entries for each Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 82 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
Nazar Romanyak, CFA
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates—2013 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index and ESG portfolios)	2013	2002	2024
*	Including tenure at affiliate or predecessor firms, as applicable.

A41709 (6/24)

Nuveen Funds	Supplement

Nuveen International Funds

Nuveen International Responsible Equity Fund

SUPPLEMENT NO. 2
dated June 18, 2024, to the Statutory Prospectus dated March 1, 2024, as supplemented through May 6, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Nuveen International Responsible Equity Fund (the “Fund”). Therefore, all references to Mr. Liao are hereby removed from the Fund’s portfolio management team disclosure in the Statutory Prospectus.

Effective June 18, 2024, Nazar Romanyak has been added to the portfolio management team of the Fund. Consequently, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 52 of the Statutory Prospectus:

Name:	Nazar Romanyak, CFA
Title:	Senior Director
Experience on Fund:	since 2024

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entry for the Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 109 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
Nazar Romanyak, CFA
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates—2013 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index and ESG portfolios)	2013	2002	2024
*	Including tenure at affiliate or predecessor firms, as applicable.

A41710 (6/24)

Nuveen Funds	Supplement

SUPPLEMENT NO. 2
dated June 18, 2024, to the Statement of Additional Information (“SAI”) dated March 1, 2024 and August 1, 2023, as supplemented through May 6, 2024

Effective June 18, 2024, Lei Liao has retired and is no longer a portfolio manager of the Nuveen Emerging Markets Equity Index Fund, Nuveen Equity Index Fund, Nuveen International Equity Index Fund, Nuveen Large Cap Growth Index Fund, Nuveen Large Cap Value Index Fund, Nuveen Small Cap Blend Index Fund, Nuveen Large Cap Responsible Equity Fund, Nuveen International Responsible Equity Fund, Nuveen Social Choice Low Carbon Equity Fund and Nuveen S&P 500 Index Fund (the “Funds”). Therefore, all references to Mr. Liao are hereby removed from the portfolio management team disclosure for these Funds in the SAI.

Effective June 18, 2024, Nazar Romanyak has been added to the portfolio management team of the Funds listed above. Accordingly, the following is hereby added to the entries for each Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” beginning on page 99 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Emerging Markets Equity Index Fund
Nazar Romanyak**	27	6	6	$164,240	$3,637	$1,824	$0
Nuveen Equity Index Fund
Nazar Romanyak**	27	6	6	$127,582	$3,637	$1,824	$0
Nuveen International Equity Index Fund
Nazar Romanyak**	27	6	6	$146,654	$3,637	$1,824	$0
Nuveen Large Cap Growth Index Fund
Nazar Romanyak**	27	6	6	$157,634	$3,637	$1,824	$0
Nuveen Large Cap Value Index Fund
Nazar Romanyak**	27	6	6	$160,768	$3,637	$1,824	$0
Nuveen Small Cap Blend Index Fund
Nazar Romanyak**	27	6	6	$167,221	$3,637	$1,824	$0
Nuveen Large Cap Responsible Equity Fund
Nazar Romanyak**	27	6	6	$164,443	$3,637	$1,824	$0
Nuveen International Responsible Equity Fund
Nazar Romanyak**	27	6	6	$168,903	$3,637	$1,824	$0
Nuveen Social Choice Low Carbon Equity Fund
Nazar Romanyak**	27	6	6	$169,334	$3,637	$1,824	$0
Nuveen S&P 500 Index Fund
Nazar Romanyak**	27	6	6	$161,097	$3,637	$1,824	$1–10,000
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of April 30, 2024.

A41711 (6/24)